BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Basis Of Preparation And Material Accounting Policies [Abstract]
BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES	BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES
2.1Basis of preparation
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
These consolidated financial statements have been prepared on the historical cost basis, unless otherwise stated.
The areas which require a higher degree of judgments or complexities, or assumptions and significant estimates to the consolidated financial statements, are disclosed in Note 3.
These consolidated financial statements were authorized for issuance by Management on March 27, 2026.
2.2Functional and presentation currency
These consolidated financial statements are presented in U.S. dollar (“US$” or “Dollar”), which is the Company’s functional currency.
Functional currency is the currency of the primary economic environment in which the entity operates, considering the following factors:
✈The currency that most influences the prices of goods and services; this is the currency in which the sales price of the Company’s goods and services are expressed and settled.
✈The currency that most influences the costs of providing goods or services, i.e., the currency in which the Company’s costs are normally expressed and settled.
✈The currency of the country whose competitive forces and regulations most influence the Company’s business.
✈The currency in which the Company largely obtains funds for financial operations and in which it normally receives for its sales and accumulates cash.
All amounts have been rounded to the nearest million, unless otherwise indicated.
2.3Material accounting policies
The Company applied the accounting policies described below consistently to all periods presented in these consolidated financial statements, except if mentioned otherwise.
The material accounting policies adopted by the Company in the preparation of these financial statements are presented in the respective notes to the financial statements.
The following amendments to standards, which came into effect on January 1, 2025, had no material impact in these consolidated financial statements:
✈Lack of Exchangeability (amendments to IAS 21 and IFRS 1).
✈Changes to the illustrative examples of IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37 - Disclosures about Uncertainties in the Financial Statements.
2.3.1Basis of consolidation
These consolidated financial statements include the financial statements of Embraer and subsidiaries listed below:

Entity		2025	2024	Country	Core activities
Direct controlled
ELEB Equipamentos Ltda.	(i)	—%	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc.		100%	100%	USA	Concentrates corporate activities in the USA
Embraer Aviation International - EAI		100%	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A.		100%	100%	Brazil	Coordinates investments in the Defense & Security segments
Embraer GPX Ltda.		100%	100%	Brazil	No operations
Embraer Netherlands B.V.		100%	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Netherlands Finance B.V.		100%	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Overseas Ltd.	(ii)	—%	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL		100%	100%	Spain	Concentrates corporate activities abroad

Fundo de Investimento em Participações Embraer Ventures		100%	100%	Brazil	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
Yaborã Indústria Aeronáutica S.A.		100%	100%	Brazil	No operations
Indirect controlled
Airholding S.A.	(i)	—%	100%	Portugal	Coordinates investments in subsidiaries in Portugal
Atech - Negócios em Tecnologias S.A.		100%	100%	Brazil	Development and control, communications, computer and intelligence services
Coqueiro Par Participações Ltda. ("Coqueiro")	(i)	—	100%	Brazil	Participation in other companies.
ECC Investment Switzerland AG		100%	100%	Switzerland	Coordinates investments in subsidiaries abroad
Embraer (China) Aircraft Technical Services Co. Ltd.		100%	100%	China	Sale of spare parts and support services in China
Embraer Aircraft Customer Services, LLC		100%	100%	USA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC		100%	100%	USA	Maintenance of aircraft and components
Embraer Asia Pacific PTE. Ltd.		100%	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Business Innovation Center, Inc.		100%	100%	USA	R&D of technological innovations in the aerospace sector and related areas
Embraer CAE Training Services (NL) B.V.		51%	51	Netherlands	Pilot, mechanic and crew training
Embraer CAE Training Services (U.K.) Limited	(iii)	51%	51	United Kingdon	Pilot, mechanic and crew training
Embraer CAE Training Services (BR) Ltd.	(iii)	51%	—%	Brazil	Pilot, mechanic and crew training
Embraer CAE Training Services, LLC		51%	51%	USA	Pilot, mechanic and crew training
Embraer Defense and Security, Inc.		100%	100%	USA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Engineering & Technology Center USA, Inc.		100%	100%	USA	Engineering services related to aircraft research and development
Embraer Executive Aircraft, Inc.		100%	100%	USA	Final assembly and delivery of executive jets
Embraer Executive Jet Services, LLC		100%	100%	USA	After sale support and aircraft maintenance
Embraer Finance Ltd.		100%	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Portugal S.A.		100%	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer India Private Ltd.	(iv)	100%	—%	India	No operation
Eve Holding, Inc. ("Eve Holding")	(v)	72.7%	83.7%	USA	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
Eve Soluções de Mobilidade Aérea Urbana Ltda.	(v)	72.7%	83.7%	Brazil	Eve subsidiary with operations in Brazil.
Eve UAM, LLC.	(v)	72.7%	83.7%	USA	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.

EZS Informática S.A.		100%	100%	Brazil	Retail trade of computer products, maintenance, repair and related services
OGMA - Indústria Aeronáutica de Portugal S.A.		65%	65%	Portugal	Aviation maintenance and production
Tempest Security Intelligence Limited		100%	100%	United Kingdon	Retail trade of computer products, maintenance, repair and related services
Tempest Serviços de Informática S.A. ("Tempest")		100%	100%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Visiona Internacional B.V.		51%	51%	Netherlands	International subsidiary of Visiona
Visiona Tecnologia Espacial S.A.		51%	51%	Brazil	Supply and development of satellite solutions
Joint operations
EZ Air Interior Limited	(vi)	50%	50%	Ireland	Fabrication of interiors for commercial aircraft
The main changes that occurred during 2025 are:
(i)In January 2025, Embraer merged the entity ELEB Equipamentos Ltda. In the same month, Airholding S.A. was merged into Embraer Portugal S.A., and Coqueiro Par Participações Ltda. was merged into Embraer Defesa e Segurança Participações S.A.
(ii)In November 2025, Embraer Overseas Ltd. formally ceased its operating activities.
(iii)In April 2025, the subsidiary Embraer CAE Training Services (BR) Ltd. was incorporated in Brazil and is wholly owned by Embraer CAE Training Services (NL) B.V.
(iv)In March 2025, the subsidiary Embraer India Private Ltd. was incorporated in India. It is 99.9% owned by Embraer Netherlands B.V. and 0.01% owned by Embraer Asia Pacific PTE. Ltd. The entity is not yet operational.
(v)The reduction in the interest share to 72.7% was mainly driven by the issuance of 47,422,680 new shares by Eve Holding in connection with a capital contribution of US$230.0 million. Embraer Aircraft Holding, Inc. contributed US$20.0 in September 2025, and received 4,123,711 shares. The remaining shareholders contributed US$210.0 million in August 2025 and received 43,298,969 shares. The Company’s ownership interest in Eve Soluções de Mobilidade Aérea Urbana Ltda. and Eve UAM, LLC, both subsidiaries of Eve Holding, decreased by the same proportion. Out of the total US$149.9 result in transaction with non-controlling interests, US$133.1 is attributed to this transaction and corresponding transaction costs.
(vi)In December 2025, the Company entered into an agreement with Safran Cabin to acquire an additional 50% ownership interest in EZ Air Interior Limited, as well as aftermarket, engineering, and manufacturing activities in Brazil. Since the closing of the transaction is subject to precedent conditions, no financial effects were identified for recognition as of December 31, 2025.

Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
In this analysis, in addition to the majority of voting rights, the shareholders’ agreement between the Company and other shareholders holding voting rights, rights arising from other contractual agreements and potential existing voting rights are considered.
The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
Changes in the Company’s interest in a subsidiary that do not result in loss of control are accounted for as equity transactions.
Transactions eliminated on consolidation
Intercompany balances and transactions, and any unrealized income or expenses (except for foreign currency transactions gains or losses) arising from intercompany transactions, are eliminated. Unrealized gains arising from transactions with investees recognized under the equity method are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
2.3.2 Foreign currency
Foreign currency transactions
Transactions in foreign currencies are translated into the functional currency at the exchange rates at the dates of the transactions.
Assets and liabilities for each statement of financial position presented are translated at the closing rate at the reporting date. Foreign exchange gains and losses resulting from this translation are recognized in profit or loss as foreign exchange gain (loss), net.
Customer advances and advances to suppliers for goods or services in foreign currencies are translated to the Company’s functional currency on the transaction date and no subsequent translation is recognized.
Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US$ at the exchange rate at the reporting date. The income and expenses of foreign operations, as well as their cash flows, are translated into US$ at monthly average exchange rates. Foreign currency differences are recognized in other comprehensive income.
When a foreign operation is sold or liquidated, the cumulative amount of exchange rate variations related to that foreign operation, recognized in other comprehensive income, is reclassified to profit or loss as part of the gain or loss on disposal.